Long-term debt and capital lease obligations - Amended 2012 credit agreement (Details) - EUR (€)	Sep. 30, 2018	Dec. 31, 2017
Amended 2012 credit agreement
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available		€ 3,319,153,000
Balance outstanding		2,027,082,000
Revolving credit facility
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	€ 3,291,593,000
Balance outstanding	1,914,122,000
Letters of credit outstanding	1,460,000	1,409,000
Revolving credit facility USD
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	777,471,000	750,438,000
Balance outstanding	0	58,367,000
Revolving credit facility EUR
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	600,000,000	600,000,000
USD term loan 5-year
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	1,192,122,000	1,225,715,000
Balance outstanding	1,192,122,000	1,225,715,000
EUR term loan 5-year
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	322,000,000	343,000,000
Balance outstanding	322,000,000	343,000,000
EUR term loan 3-year
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	400,000,000	400,000,000
Balance outstanding	€ 400,000,000	€ 400,000,000